Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Other Receivables
15. Trade receivables
Trade receivables are non-interest bearing and are normally settled within the terms of the invoice. Impairment is measured using provisioning rates based on days past due for groupings of customer segments with similar characteristics. The provisioning rates used in calculating the impairment of trade receivables ranged from 0.0% to 2.1% as of December 31, 2024 (0.0% to 1.9% as of December 31, 2023). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions (primarily GDP and the unemployment rate), in addition to specific information about individual receivables.
Among other factors, credit decisions consider:
•how long the company has been in business;
•past and present payment history;
•financial information provided by the credit applicant;
•availability of payment bonds; and
•availability of liens and other forms of guarantee.
Credit is only granted to businesses, and upon approval, all customers are assigned a credit limit and risk rating, which are reviewed periodically. Delinquent accounts are followed-up in a timely manner for collection and to maximize cashflow and minimize past due accounts. Accounts deemed uncollectible are subject to write-off in accordance with established limits of approval. The Company periodically updates lifetime expected credit loss rates across the different accounts receivable portfolios and aging buckets and continuously monitors individual customer accounts with elevated credit risk due to specific circumstances.
The components of trade receivables, at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023
Trade receivables	$52,915	$60,719
Expected credit loss allowance	(4,796)	(4,846)
Total trade receivables, net	$48,119	$55,873
15. Trade receivables (continued)
As of December 31, 2024, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$27,188	$(616)	$26,572
1-30 days past due	15,042	(306)	14,736
30-60 days past due	4,608	(185)	4,422
60-90 days past due	1,632	(214)	1,418
90-120 days past due	584	(38)	546
>120 days past due	3,863	(3,438)	425
	$52,915	$(4,796)	$48,119
As of December 31, 2023, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$34,400	$(410)	$33,990
1-30 days past due	12,273	(181)	12,092
30-60 days past due	6,229	(239)	5,990
60-90 days past due	2,112	(101)	2,011
90-120 days past due	673	(96)	577
>120 days past due	5,032	(3,819)	1,213
	$60,719	$(4,846)	$55,873
Activity within the expected credit loss allowance for the years ended December 31, 2024 and December 31, 2023 consists of the following:

	2024	2023
Balance at January 1	$(4,846)	$(3,930)
Bad debt expense for the year	(618)	(1,177)
Utilization and other adjustments	668	261
Balance at December 31	$(4,796)	$(4,846)
17. Other Receivables
The components of other receivables at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Receivables due from SPE, net (Note 7)	$51,931	$59,346
Receivables, non-trade	3,136	3,473
Reserve for receivables, non-trade	(2,324)	(2,602)
Rebates and refunds due	876	742
Reimbursements	—	746
Deposits	445	514
Other	3,873	2,902
Total other receivables, net	$57,937	$65,121
As of December 31, 2024, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$54,064	$—	$54,064
<180 days past due	5,035	(2,256)	2,779
180-365 days past due	1,162	(68)	1,094
	$60,261	$(2,324)	$57,937
As of December 31, 2023, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$62,219	$—	$62,219
<180 days past due	4,203	(2,486)	1,717
180-365 days past due	1,301	(116)	1,185
	$67,723	$(2,602)	$65,121